Derivative Instruments - Fair Value of Derivative Instruments by Balance Sheet Location (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Derivative liabilities	$ (30,099)	$ (43,383)	$ (28,559)
Noncurrent derivative liabilities	(49,231)	(43,105)	(76,440)
Interest Rate Derivatives [Member]
Derivatives, Fair Value [Line Items]
Total derivative liabilities	79,330	86,488	104,999
Interest Rate Derivatives [Member] | Derivative Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities	(30,099)	(43,383)	(28,559)
Interest Rate Derivatives [Member] | Noncurrent Derivative Liabilities [Member]
Derivatives, Fair Value [Line Items]
Noncurrent derivative liabilities	(49,231)	(43,105)	$ (76,440)
Liquefaction Supply Derivatives [Member] | Other Noncurrent Assets [Member]
Derivatives, Fair Value [Line Items]
Noncurrent derivative assets	$ 295	$ 0